Impairment of Mineral Stream Interests - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Jun. 18, 2019
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment charge		$ 165,912
Cobalt Twenty Seven [member] | Pala Investments Limited [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Acquisition of issued and outstanding common shares of comparator company			100.00%
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Precious metal purchase agreement carrying value	$ 393,000
Recoverable amount	227,000
Impairment charge	$ 166,000	$ 165,912
Discount rate		7.00%
Market price of cobalt		$ 14.83